Total revenues and other income - Narrative (Details) - country	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Number of countries with business operations	20
Norway
Disclosure of geographical areas [line items]
Percentage of entity's revenue	77.00%	79.00%	79.00%
USA
Disclosure of geographical areas [line items]
Percentage of entity's revenue	19.00%	18.00%	18.00%